Accrued expenses (Tables)	6 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Schedule of accrued expenses	Accrued expenses consisted of the following:
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Salaries payable	$61,323	$42,929
Accrued expenses	105,808	-
Total	$167,131	$42,929